Note 13 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected federal income tax expense	$ 3,975	$ 3,019
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	1,350	1,025
Other, net	40	24
Income tax expense	$ 5,365	$ 4,068